Condensed Consolidated Statements of Cash Flow (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net loss	$ (3,790)	$ (8,047)	$ (38,617)	$ (44,327)	$ (42,043)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	231	2,516	10,048	5,373	7,205
Noncash impairment charge			1,732
Loss on extinguishment of term loan	67
Noncash restructuring charge				(7)
Noncash interest expense	9	53	174	266	152
Noncash rent expense	(71)	(71)	(284)	(284)	(283)
Stock-based compensation expense	305	531	2,001	1,832	2,196
Loss (gain) on fixed assets			19	(8)	42
Loss (gain) on foreign exchange		(3)	0	7	(53)
Decrease in deferred rent	(37)	(37)	(148)	(148)	(138)
Changes in assets and liabilities:
Decrease (increase) in accounts receivable	1,927	513	534	(1,159)	(281)
Decrease (increase) in prepaid expenses and other assets	(286)	(139)	472	756	(460)
(Decrease) increase in accounts payable	(765)	(1,835)	(1,024)	1,518	(97)
(Decrease) increase in accrued restructuring		(34)	(34)	29
(Decrease) increase in accrued expenses and other long-term liabilities	(2,039)	(1,302)	(1,482)	(1,506)	72
(Decrease) increase in deferred revenue	(775)	(860)	(3,126)	(831)	312
Net cash used in operating activities	(5,224)	(8,715)	(29,735)	(38,489)	(33,376)
Investing activities
Proceeds from sale of intangible asset	7,200
Purchases of property and equipment		(12)	(180)	(48)	(350)
Proceeds from sales of property and equipment			7	308	43
Purchases of short-term investments		(7,976)	(31,848)	(110,481)	(160,196)
Sales and maturities of short-term investments		16,958	61,907	125,546	156,883
Net cash provided by (used in) investing activities	7,200	8,970	29,886	15,325	(3,620)
Financing activities
Net proceeds from term loan					16,979
Repayment of term loan	(8,848)	(1,562)	(6,496)	(4,293)	(364)
Proceeds from issuance of common stock, net of issuance costs			19,775	29,112	19,199
Repurchases of common stock	(41)
Proceeds from exercise of stock options			7	124	1,124
Net cash provided by (used in) financing activities	(8,889)	(1,562)	13,286	24,943	36,938
Effect of exchange rate changes on cash and cash equivalents	(1)	(3)	(10)	2	(12)
Net increase (decrease) in cash and cash equivalents	(6,914)	(1,310)	13,427	1,781	(70)
Cash and cash equivalents at beginning of the period	17,958	4,531	4,531	2,750	2,820
Cash and cash equivalents at end of the period	11,044	3,221	17,958	4,531	2,750
Supplemental disclosure of cash flow information
Cash paid for interest	148	385	1,289	1,851	649
Supplemental disclosure of noncash investing and financing activities
Fair value of warrants issued in connection with issuance of term loans					428
Assets acquired under capital lease					$ 159